Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax and deferred tax [abstract]
Disclosure of income tax [text block]
	As of December 31,
in 000€	2020	2019	2018
Estimated tax liability for the year	4	(2,926)	(1,216)
Tax adjustments to the previous year	−	−	−
Deferred income taxes	945	331	791

Total income tax benefit (expense) for the period	949	(2,595)	(425)

Disclosure of deferred taxes [text block]
	Asset/(liability)			Income/(expense)
in 000€	2020	2019	2018	2020	2019	2018
Tax losses, notional interest deduction and other tax benefits	−	−	26	−	−	−
Amortization development assets and other intangible assets	75	38	224	−	−	−
Depreciation property, plant & equipment	125	70	30	−	−	−
Other items	1	84	35	−	−	−
Total deferred tax assets	201	192	315	9	(124)	11
Property, plant & equipment	(209)	(403)	(694)	−	−	−
Intangible assets	(6,414)	(4,937)	(5,370)	−	−	−
Investment grants	(227)	(301)	(312)	−	−	−
Inventory valuation	(31)	(89)	141
Other items	76	(17)	9
Total deferred tax liabilities	(6,805)	(5,747)	(6,226)	(1,058)	455	780
Total deferred tax income (expense)	−	−	−	(1,049)	331	791

Disclosure of relationship between tax expense and accounting profit [text block]

	For the year ended December 31
in 000€	2020	2019*	2018
Profit (loss) before taxes	(8,221)	4,239	3,452
Income tax at statutory rate of 25% (2019-2018: 29.58%)	2,045	(1,254)	(1,021)
Effect of different local tax rate	529	63	166
Tax adjustments to the previous period	(231)	(367)	80
Non-deductible expenses	(584)	(554)	(1,141)
Research and development tax credits & patent income deduction	375	179	337
Non recognition of deferred tax asset	(723)	(1,579)	(546)
Recognition of deferred tax assets on previous year's tax losses	−	119	653
Non-taxable income	503	925	606
Use of previous year's tax losses and tax credits for which no deferred tax assets was recognized	135	−	−
Taxes on other basis	(993)	−	280
Other	(107)	(127)	161
Income tax benefit (expense) as reported in the consolidated income statement	949	(2,595)	(425)

* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.